Vanguard Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Target Retirement Income Fund Investor Shares
Return Before Taxes	–1.99%	3.35%	5.92%
Return After Taxes on Distributions	–3.25	2.35	4.97
Return After Taxes on Distributions and Sale of Fund
Shares	–0.82	2.27	4.42
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
MSCI US Broad Market Index	–5.28	7.94	13.28
Target Income Composite Index	–1.98	3.51	6.05

The “Average Annual Total Returns” table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Target Retirement 2015 Fund Investor Shares
Return Before Taxes	–2.97%	4.03%	7.84%
Return After Taxes on Distributions	–4.82	2.54	6.72
Return After Taxes on Distributions and Sale of Fund
Shares	–0.91	2.84	6.11
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
MSCI US Broad Market Index	–5.28	7.94	13.28
Target 2015 Composite Index	–2.88	4.21	7.95

The “Average Annual Total Returns” table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Target Retirement 2020 Fund Investor Shares
Return Before Taxes	–4.24%	4.44%	8.53%
Return After Taxes on Distributions	–5.53	3.44	7.71
Return After Taxes on Distributions and Sale of Fund Shares	–1.96	3.21	6.75
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	7.94%	13.28%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48
Target 2020 Composite Index	–4.13	4.65	8.75

The “Average Annual Total Returns” table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Target Retirement 2025 Fund Investor Shares
Return Before Taxes	–5.15%	4.66%	9.06%
Return After Taxes on Distributions	–6.05	3.74	8.29
Return After Taxes on Distributions and Sale of Fund Shares	–2.77	3.40	7.22
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	7.94%	13.28%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48
Target 2025 Composite Index	–5.01	4.87	9.29

The “Average Annual Total Returns” table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Target Retirement 2030 Fund Investor Shares
Return Before Taxes	–5.86%	4.82%	9.57%
Return After Taxes on Distributions	–6.62	4.05	8.91
Return After Taxes on Distributions and Sale of Fund Shares	–3.21	3.56	7.71
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	7.94%	13.28%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48
Target 2030 Composite Index	–5.74	5.04	9.81

The “Average Annual Total Returns” table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Target Retirement 2035 Fund Investor Shares
Return Before Taxes	–6.58%	4.99%	10.04%
Return After Taxes on Distributions	–7.30	4.18	9.37
Return After Taxes on Distributions and Sale of Fund Shares	–3.61	3.72	8.15
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	7.94%	13.28%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48
Target 2035 Composite Index	–6.48	5.21	10.29

The “Average Annual Total Returns” table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2040 Fund Investor Shares
Return Before Taxes	–7.32%	5.10%	10.26%
Return After Taxes on Distributions	–7.97	4.44	9.68
Return After Taxes on Distributions and Sale of Fund Shares	–4.03	3.85	8.37
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	7.94%	13.28%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48
Target 2040 Composite Index	–7.23	5.36	10.53

The “Average Annual Total Returns” table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Target Retirement 2045 Fund Investor Shares
Return Before Taxes	–7.90%	5.13%	10.26%
Return After Taxes on Distributions	–8.50	4.46	9.66
Return After Taxes on Distributions and Sale of Fund Shares	–4.35	3.88	8.37
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	7.94%	13.28%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48
Target 2045 Composite Index	–7.77	5.39	10.54

The “Average Annual Total Returns” table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Target Retirement 2050 Fund Investor Shares
Return Before Taxes	–7.90%	5.12%	10.27%
Return After Taxes on Distributions	–8.49	4.52	9.70
Return After Taxes on Distributions and Sale of Fund Shares	–4.35	3.89	8.38
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	7.94%	13.28%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48
Target 2050 Composite Index	–7.77	5.39	10.54

The “Average Annual Total Returns” table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

			Since
			Inception
			(Aug. 18,
	1 Year	5 Years	2010)
Vanguard Target Retirement 2055 Fund Investor Shares
Return Before Taxes	–7.89%	5.10%	9.09%
Return After Taxes on Distributions	–8.44	4.56	8.58
Return After Taxes on Distributions and Sale of Fund Shares	–4.36	3.89	7.29
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	7.94%	12.63%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	—
Target 2055 Composite Index	–7.77	5.39	9.33

The “Average Annual Total Returns” table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

			Since
			Inception
			(Jan. 19,
	1 Year	5 Years	2012)
Vanguard Target Retirement 2060 Fund Investor Shares
Return Before Taxes	–7.87%	5.10%	8.52%
Return After Taxes on Distributions	–8.41	4.56	8.02
Return After Taxes on Distributions and Sale of Fund Shares	–4.35	3.89	6.74
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	7.94%	11.81%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	—
Target 2060 Composite Index	–7.77	5.39	8.78

The “Average Annual Total Returns” table for Vanguard Target Retirement 2065 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jul. 12,
	1 Year	2017)
Vanguard Target Retirement 2065 Fund Investor Shares
Return Before Taxes	–7.95%	0.45%
Return After Taxes on Distributions	–8.38	–0.03
Return After Taxes on Distributions and Sale of Fund Shares	–4.45	0.29
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	2.98%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target Retirement 2065 Composite Index	–7.77	0.65

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Vanguard Marketing Corporation, Distributor.

PS 308 022019